License Agreement - Additional Information (Detail) - USD ($)	May 31, 2019	Dec. 07, 2018	Dec. 19, 2017	Dec. 31, 2019	Mar. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Swiss value-added tax receivable				$ 2,995,527	$ 2,912,809
Achievement of Development and Regulatory [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Payments	$ 10,000,000
Roivant Sciences Ltd. (RSL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price		$ 37,750,000
Swiss value-added tax receivable					$ 2,912,809
HanAll Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non Refundable Upfront Payment			$ 30,000,000
Research development and out-of-pocket costs			50.00%
HanAll Agreement [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non Refundable Upfront Payment			$ 30,000,000
Maximum [Member] | HanAll Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of consideration for license agreement			20,000,000
Amount payable on achievement of certain development regulatory and sales milestones			$ 452,500,000